SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) $ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 SGD ($)
Credit Loss [Abstract]
Balance at beginning of the year	$ 61	$ 78	$ 78
Reversal	(18)	(23)
Balance at beginning of the year	$ 43	$ 55	$ 78